GUARANTOR SUBSIDIARIES - Schedule Of Guarantor Obligations, Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 144,119		$ 531,537	$ 401,930	$ 175,147
Accounts receivable, net of allowance	659,463		593,070	697,583
Intercompany receivables	0		0
Prepaid expenses	111,876		111,569
Assets held for sale	0		55,602
Other current assets	58,714		39,199
Total Current Assets	974,172		1,330,977
Structures, net	1,180,882		1,196,676
Other property, plant and equipment, net	214,147		216,157
Indefinite-lived intangibles	977,152		960,966
Other intangibles, net	273,862		299,617
Goodwill	714,043		696,263	758,575
Due from iHeartCommunications	211,990	$ 1,067,600	885,701
Intercompany notes receivable	0		0
Other assets	124,534		122,013
Total Assets	4,670,782		5,708,370	6,295,975
Accounts payable	87,960		86,870
Intercompany payable	0		0
Accrued expenses	509,801		480,872
Deferred income	59,178		67,005
Current portion of long-term debt	573		6,971
Total Current Liabilities	657,512		641,718
Long-term debt	5,266,153		5,110,020
Intercompany notes payable	0		0
Deferred tax liability	321,442		642,013
Other long-term liabilities	283,969		261,931
Total stockholders' equity (deficit)	(1,858,294)		(947,312)	(578,637)	(162,594)
Total Liabilities and Stockholders' Equity (Deficit)	4,670,782		5,708,370
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0		0	0	(19,960)
Accounts receivable, net of allowance	0		0
Intercompany receivables	(3,798,016)		(3,480,568)
Prepaid expenses	0		0
Assets held for sale			0
Other current assets	0		0
Total Current Assets	(3,798,016)		(3,480,568)
Structures, net	0		0
Other property, plant and equipment, net	0		0
Indefinite-lived intangibles	0		0
Other intangibles, net	0		0
Goodwill	0		0
Due from iHeartCommunications	0		0
Intercompany notes receivable	(5,298,478)		(5,069,380)
Other assets	(1,815,609)		(1,957,468)
Total Assets	(10,912,103)		(10,507,416)
Accounts payable	0		0
Intercompany payable	(3,798,016)		(3,480,568)
Accrued expenses	0		0
Deferred income	0		0
Current portion of long-term debt	0		0
Total Current Liabilities	(3,798,016)		(3,480,568)
Long-term debt	0		0
Intercompany notes payable	(5,298,478)		(5,069,380)
Deferred tax liability	0		0
Other long-term liabilities	0		0
Total stockholders' equity (deficit)	(1,815,609)		(1,957,468)
Total Liabilities and Stockholders' Equity (Deficit)	(10,912,103)		(10,507,416)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	2,212		300,285	218,701	905
Accounts receivable, net of allowance	0		0
Intercompany receivables	0		0
Prepaid expenses	291		1,363
Assets held for sale			0
Other current assets	25,441		0
Total Current Assets	27,944		301,648
Structures, net	0		0
Other property, plant and equipment, net	0		0
Indefinite-lived intangibles	0		0
Other intangibles, net	0		0
Goodwill	0		0
Due from iHeartCommunications	211,990		885,701
Intercompany notes receivable	182,026		182,026
Other assets	431,671		271,169
Total Assets	853,631		1,640,544
Accounts payable	0		0
Intercompany payable	2,924,888		2,694,094
Accrued expenses	1,167		2,223
Deferred income	0		0
Current portion of long-term debt	0		0
Total Current Liabilities	2,926,055		2,696,317
Long-term debt	0		0
Intercompany notes payable	0		0
Deferred tax liability	(93,111)		772
Other long-term liabilities	1,157		1,055
Total stockholders' equity (deficit)	(1,980,470)		(1,057,600)
Total Liabilities and Stockholders' Equity (Deficit)	853,631		1,640,544
Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0		0	0	0
Accounts receivable, net of allowance	0		0
Intercompany receivables	785,075		687,043
Prepaid expenses	3,433		3,433
Assets held for sale			0
Other current assets	0		0
Total Current Assets	788,508		690,476
Structures, net	0		0
Other property, plant and equipment, net	0		0
Indefinite-lived intangibles	0		0
Other intangibles, net	0		0
Goodwill	0		0
Due from iHeartCommunications	0		0
Intercompany notes receivable	5,087,742		4,887,354
Other assets	94,543		407,984
Total Assets	5,970,793		5,985,814
Accounts payable	0		0
Intercompany payable	0		0
Accrued expenses	(1,315)		58,652
Deferred income	0		0
Current portion of long-term debt	0		0
Total Current Liabilities	(1,315)		58,652
Long-term debt	4,895,104		4,886,318
Intercompany notes payable	16,273		5,000
Deferred tax liability	853		1,367
Other long-term liabilities	0		0
Total stockholders' equity (deficit)	1,059,878		1,034,477
Total Liabilities and Stockholders' Equity (Deficit)	5,970,793		5,985,814
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	22,841		61,542	18,455	0
Accounts receivable, net of allowance	192,493		193,474
Intercompany receivables	2,924,888		2,694,094
Prepaid expenses	50,028		51,751
Assets held for sale			55,602
Other current assets	2,552		6,873
Total Current Assets	3,192,802		3,063,336
Structures, net	675,443		746,877
Other property, plant and equipment, net	119,856		124,138
Indefinite-lived intangibles	977,152		951,439
Other intangibles, net	248,674		259,915
Goodwill	507,820		505,478
Due from iHeartCommunications	0		0
Intercompany notes receivable	12,437		0
Other assets	1,343,032		1,334,739
Total Assets	7,077,216		6,985,922
Accounts payable	7,592		14,897
Intercompany payable	873,128		786,474
Accrued expenses	91,325		35,509
Deferred income	25,278		33,471
Current portion of long-term debt	115		89
Total Current Liabilities	997,438		870,440
Long-term debt	1,820		1,711
Intercompany notes payable	5,046,119		5,027,681
Deferred tax liability	466,827		685,780
Other long-term liabilities	140,272		135,094
Total stockholders' equity (deficit)	424,740		265,216
Total Liabilities and Stockholders' Equity (Deficit)	7,077,216		6,985,922
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	119,066		169,710	$ 164,774	$ 194,202
Accounts receivable, net of allowance	466,970		399,596
Intercompany receivables	88,053		99,431
Prepaid expenses	58,124		55,022
Assets held for sale			0
Other current assets	30,721		32,326
Total Current Assets	762,934		756,085
Structures, net	505,439		449,799
Other property, plant and equipment, net	94,291		92,019
Indefinite-lived intangibles	0		9,527
Other intangibles, net	25,188		39,702
Goodwill	206,223		190,785
Due from iHeartCommunications	0		0
Intercompany notes receivable	16,273		0
Other assets	70,897		65,589
Total Assets	1,681,245		1,603,506
Accounts payable	80,368		71,973
Intercompany payable	0		0
Accrued expenses	418,624		384,488
Deferred income	33,900		33,534
Current portion of long-term debt	458		6,882
Total Current Liabilities	533,350		496,877
Long-term debt	369,229		221,991
Intercompany notes payable	236,086		36,699
Deferred tax liability	(53,127)		(45,906)
Other long-term liabilities	142,540		125,782
Total stockholders' equity (deficit)	453,167		768,063
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,681,245		$ 1,603,506